FAIR VALUE MEASUREMENTS - SECURITIZE, INC. AND SUBSIDIARIES (Tables) - Securitize, Inc. and Subsidiaries	3 Months Ended
Mar. 31, 2026
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value Hierarchy
The following table sets forth by level within the fair value hierarchy, the Company’s assets and liabilities measured and recorded at fair value on a recurring basis:

March 31, 2026	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury bills	$935,631	$—	$—	$935,631
Digital assets from operations	165,100	—	—	165,100
Digital assets held for investment	1,177,803	—	—	1,177,803
Digital assets receivable	2,059,917	—	—	2,059,917
BUIDL, unrestricted	4,253,684	—	—	4,253,684
Total assets	$8,592,135	$—	$—	$8,592,135
Liabilities
Option liability	$—	$—	$11,300,000	$11,300,000
SAFEs	—	—	11,817,000	11,817,000
Derivative liability	—	—	28,171,000	28,171,000
Total liabilities	$—	$—	$51,288,000	$51,288,000

December 31, 2025	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury bills	$928,037	$—	$—	$928,037
Stablecoins	86,472	—	—	86,472
Digital assets	1,936,626	—	—	1,936,626
Digital assets receivable	2,500,102	—	—	2,500,102
BUIDL, unrestricted	4,467,926	—	—	4,467,926
Total assets	$9,919,163	$—	$—	$9,919,163
Liabilities
Option liability	$—	$—	$11,390,000	$11,390,000
SAFEs	—	—	10,449,000	10,449,000
Derivative liability	—	—	26,170,000	26,170,000
Total liabilities	$—	$—	$48,009,000	$48,009,000
The following table sets forth by level within the fair value hierarchy, the Company’s assets and liabilities measured and recorded at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
December 31, 2025
Assets
U.S. Treasury bills	$928,037	$—	$—	$928,037
Stablecoins	86,472	—	—	86,472
Digital assets	1,936,626	—	—	1,936,626
Digital assets receivable	2,500,102	—	—	2,500,102
BUIDL, unrestricted	4,467,926	—	—	4,467,926
Total assets	$9,919,163	$—	$—	$9,919,163
Liabilities
Option liability	$—	$—	$11,390,000	$11,390,000
SAFEs	—	—	10,449,000	10,449,000
Derivative liability	—	—	26,170,000	26,170,000
Total liabilities	$—	$—	$48,009,000	$48,009,000

	Level 1	Level 2	Level 3	Total
December 31, 2024
Assets
U.S. Treasury bills	$1,269,373	$—	$—	$1,269,373
Stablecoins	20,744,633	—	—	20,744,633
Digital assets	31,246	—	—	31,246
BUIDL, unrestricted	16,892,142	—	—	16,892,142
Total assets	$38,937,394	$—	$—	$38,937,394
Liabilities
Option liability	$—	$—	$4,959,000	$4,959,000
SAFEs	—	—	5,714,000	5,714,000
Derivative liability	—	—	11,293,000	11,293,000
Total liabilities	$—	$—	$21,966,000	$21,966,000

Schedule of Activity of Level 3 Financial Instruments
The following table shows the activity of Level 3 financial instruments:

Balance as of December 31, 2024	$21,966,000
Fair value adjustment – SAFE	66,000
Fair value adjustment – Derivative liability	290,000
Fair value adjustment – Option liability	(490,000)
Balance as of March 31, 2025	$21,832,000
Balance as of December 31, 2025	$48,009,000
Fair value adjustment – SAFE	1,368,000
Fair value adjustment – Derivative liability	2,001,000
Fair value adjustment – Option liability	(90,000)
Balance as of March 31, 2026	$51,288,000
The following table shows the activity of Level 3 financial instruments:

Balance as of January 1, 2024	$10,839,000
Recognition of Level 3 Derivative liability	9,923,000
Fair value adjustment – SAFE	95,000
Fair value adjustment – Derivative liability	1,370,000
Fair value adjustment – Option liability	(261,000)
Balance as of December 31, 2024	$21,966,000
Recognition of Level 3 Derivative liability	3,158,000
Fair value adjustment – SAFE	4,735,000
Fair value adjustment – Derivative liability	11,719,000
Fair value adjustment – Option liability	6,431,000
Balance as of December 31, 2025	$48,009,000

Schedule of Cost and Fair Value of Investments
The following table presents the cost and fair value of the Company’s investments:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
March 31, 2026
U.S. Treasury bills	$928,037	$7,594	$—	$935,631
	$928,037	$7,594	$—	$935,631
December 31, 2025
U.S. Treasury bills	$911,609	$16,428	$—	$928,037
	$911,609	$16,428	$—	$928,037
The following table presents the cost and fair value of the Company’s investments:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2025
U.S. Treasury bills	$911,609	$16,428	$—	$928,037
	$911,609	$16,428	$—	$928,037

December 31, 2024
U.S. Treasury bills	$1,290,517	$—	$(21,144)	$1,269,373
	$1,290,517	$—	$(21,144)	$1,269,373

Schedule of Investments in an Unrealized Loss Position
The following table reflects information about the Company’s investments held in an unrealized gains position:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Gains (Losses)	Fair Value	Unrealized Gains (Losses)	Fair Value	Unrealized Gains (Losses)
March 31, 2026
U.S. Treasury bills	$935,631	$7,594	$—	$—	$935,631	$7,594
December 31, 2025
U.S. Treasury bills	$928,037	$16,428	$—	$—	$928,037	$16,428
The following table reflects information about the Company’s investments held at an unrealized loss position:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Gains (Losses)	Fair Value	Unrealized Gains (Losses)	Fair Value	Unrealized Gains (Losses)
December 31, 2025
U.S. Treasury bills	$928,037	$16,428	$—	$—	$928,037	$16,428

December 31, 2024
U.S. Treasury bills	$1,269,373	$(21,144)	$—	$—	$1,269,373	$(21,144)